EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2025
CADV Ventures S.A [Member]
EMPLOYEE DEFINED CONTRIBUTION PLAN

7. Employee Defined Contribution Plan

Full-time employees of the Company’s subsidiary in Poland participate in government-mandated defined contribution plans administered by the Polish social security system (ZUS) and the Employee Capital Plan (“PPK”).

Pursuant to Polish labor and social security regulations, the Company is required to make monthly contributions to these plans at statutory rates based on the employees’ gross salaries. These contributions fund pension, disability, medical, accident, unemployment benefits, and supplementary retirement benefits under the PPK program. For the years ended December 31, 2024 and 2025, the expenses regarding employee benefits were US$5,855 and US$5,196, respectively.